Transactions with Related Parties - Unaudited Condensed Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Liabilities:
Due to related parties	$ 2,200	$ 17,742
CSM - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	1,852	16,638
Management fee payable to CSM (b)
Liabilities:
Due to related parties	$ 348	$ 1,104